Valuation And Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts and notes [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 8,117	$ 1,544	$ 7,020
Charged to cost and expenses	5,092	4,264	2,258
Charged to other accounts	5,861	3,195	(2,034)
Deductions	(6,217)	(886)	(5,700)
Balance at end of year	12,853	8,117	1,544
Allowance for obsolete rig materials and supplies [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	312	316	309
Charged to cost and expenses	0	0	26
Charged to other accounts	3,586	0	0
Deductions	(453)	(4)	(19)
Balance at end of year	3,445	312	316
Deferred tax valuation allowance [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	4,805	6,467	5,532
Charged to cost and expenses	2,010	(1,662)	2,542
Charged to other accounts	12	0	(1,607)
Deductions	0	0	0
Balance at end of year	$ 6,827	$ 4,805	$ 6,467